Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

January 26, 2012

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn: Michelle Roberts

Re:   Definitive Proxy Statement of
AST CLS Growth Asset Allocation Portfolio of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant or the Trust), pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is the Registrant’s definitive proxy statement (the Proxy Statement).  The Proxy Statement is being filed in connection with a proposed increase in the investment management fee rate for the above-referenced portfolio (the AST CLS Portfolio).  The investment management fee rate increase is being proposed in order to enable the Trust’s investment managers to: (i) terminate CLS Investments, LLC as the sole subadviser for the AST CLS Portfolio; (ii) retain Schroder Investment Management North America Inc. (Schroders) and Schroder Investment Management North America Ltd. (SIMNA Ltd. and, together with Schroders, the New Subadvisers) as the subadvisers for the Portfolio; and (iii) have the New Subadvisers implement a new investment strategy for the Portfolio. Specifically, if the increased investment management fee rate is approved by AST CLS Portfolio shareholders, the revised fee schedule will become effective upon the addition of Schroders and SIMNA Ltd. as subadvisers to the Portfolio. Such additions are expected to occur on or about Monday April 30, 2012.  In turn, once Schroders and SIMNA Ltd. become subadvisers to the Portfolio, it is expected that: (i) Schroders and SIMNA Ltd. will commence implementation of their new investment strategy for the Portfolio; (ii) the name of the Portfolio will be changed from the AST CLS Growth Asset Allocation Portfolio to the AST Schroders Global Tactical Portfolio; and (iii) certain changes to the Portfolio’s investment objective, non-fundamental investment policies, and blended performance benchmark will become effective.  Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Proxy Statement.  The Portfolio Repositioning is described in greater detail in the Proxy Statement.

This filing is intended to respond to telephonic comments received from Michelle Roberts of the Commission Staff with respect to the Registrant’s preliminary proxy statement that was filed with the Commission on January 13, 2012 (the Preliminary Proxy Statement) and to make certain non-material changes.  The Proxy Statement has been tagged to indicate changes from the Preliminary Proxy Statement.  The Commission Staff’s comments, and our responses thereto, are set out below.

1.           Comment:   Please confirm supplementally that all bracketed information will be confirmed in the Proxy Statement and that all required information that was omitted from the Preliminary Proxy Statement will be included in the Proxy Statement.

Response:  All brackets have been removed from the Proxy Statement.  All required information that was omitted from the Preliminary Proxy Statement has been included in the Proxy Statement.

2.           Comment:  Please confirm supplementally whether or not paid solicitors will solicit voting instructions in connection with the Portfolio Repositioning.  If yes, please include all required disclosure in the Proxy Statement.

Response:  The Registrant hereby confirms that paid solicitors will not solicit voting instructions in connection with the Portfolio Repositioning.

3.             Comment:  Please disclose who will pay the costs and expenses related to the proxy solicitations.

Response:  All costs and expenses directly related to the proxy solicitation for the Portfolio Repositioning will be paid by the Co-Managers or their affiliates.  The requested disclosure has been added to the Proxy Statement.

4.             Comment:  To the extent the Registrant intends to “household” the distribution of the Proxy Statement, please confirm supplementally that the Registrant intends to comply with all applicable Commission requirements.

Response:  The Registrant hereby confirms that it intends to comply with all applicable Commission requirements in connection with the distribution of the Proxy Statement.

5.             Comment:  Please disclose the assets under management for AST as of a recent date.

Response:  The requested disclosure has been added to the Proxy Statement.

6.             Comment:  Please consider adding missing words (i.e., “the” before “current voluntary”) and numbering for clauses to make sentences more clear.  Please consider changing the word “Sgreement” to “Agreement”.

Response:  The requested changes have been made to the Proxy Statement.

7.             Comment:  In the “Expense Examples” section, please disclose that such examples do not include the effect of Contract level charges and that if they did include the effect of such charges, such expenses would be higher.

Response:  The requested disclosure has been added to the Proxy Statement.

8.             Comment:  Please indicate that the termination of the Portfolio’s investment of substantially all of its assets in other investment companies is a change of investment practice rather than a change of investment policy.

Response:  The requested changes have been made to the Proxy Statement.

9.             Comment:  In chart that lists the expected asset allocation ranges for the Repositioned Portfolio, please add a footnote regarding minimum investments in equity securities that is similar to the footnotes regarding maximum investments in equity securities and fixed-income securities.

Response:  The requested changes have been made to the Proxy Statement.

10.           Comment:  Please consider expressly describing the current voluntary investment management fee waiver for the AST CLS Portfolio rather than referring to the “above-described” waiver.

Response:  The requested change has been made to the Proxy Statement.

11.           Comment:  Please add “Plain English” descriptions of: (i) “quartiles” and their meaning when describing mutual fund fees and expenses and (ii) the vote requirement found in Section 2(a)(42) of the 1940 Act.  Also, please conform the description of such vote requirement that is set forth in the Proxy Statement to the standard set forth in Section 2(a)(42) of the 1940 Act.

Response:  The requested changes have been made to the Proxy Statement.

* * * * *

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ John P. Schwartz

John P. Schwartz
Assistant Secretary